ANNUAL REPORT
                                                                October 31, 2000


[GRAPHIC OMITTED]

ACORN ART

COLUM ART

GRADUATION CAP ART

HANDS ART



GALAXY INSTITUTIONAL MONEY MARKET FUND

GALAXY FUNDS


Galaxy Institutional Government
Money Market Fund

Galaxy Institutional
Money Market Fund

Galaxy Institutional Treasury
Money Market Fund



                                                               [GRAPHIC OMITTED]
                                                               GALAXY FUNDS LOGO

INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2000


   PAR VALUE                                                     VALUE
 ------------                                                -------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 74.72%


                  FEDERAL HOME LOAN MORTGAGE CORPORATION - 25.64%

  $10,000,000     6.45%, 11/17/00 (A).....................  $    9,971,644
   10,000,000     6.59%, 11/28/00 (A).....................       9,952,075
   10,000,000     6.41%, 12/20/00, MTN (B)................       9,998,327
   10,000,000     6.38%, 12/21/00 (A).....................       9,911,667
   10,000,000     6.60%, 12/28/00 (A).....................       9,898,983
    5,000,000     6.35%, 01/05/01, MTN....................       4,998,173
   10,000,000     6.43%, 07/19/01, MTN (B)................       9,995,726
                                                            --------------
                                                                64,726,595
                                                            --------------

                  FEDERAL HOME LOAN BANK - 21.74%

   10,000,000     6.60%, 12/13/00 (A).....................       9,925,450
    5,000,000     4.88%, 01/26/01.........................       4,977,935
    5,000,000     6.45%, 03/16/01.........................       4,998,021
   10,000,000     6.43%, 07/20/01 (B).....................       9,995,710
   10,000,000     6.46%, 08/17/01 (B).....................       9,994,592
   10,000,000     6.46%, 09/28/01 (B).....................       9,995,578
    5,000,000     6.55%, 10/19/01 (B).....................       4,996,709
                                                            --------------
                                                                54,883,995
                                                            --------------

                  FEDERAL NATIONAL MORTGAGE ASSOCIATION - 21.61%

    5,000,000     6.39%, 11/09/00 (A).....................       4,992,900
    3,000,000     6.46%, 11/22/00, MTN (B)................       2,999,949
   10,000,000     6.42%, 12/08/00, MTN (B)................       9,999,009
    5,100,000     4.87%, 12/15/00, MTN....................       5,088,850
   17,000,000     6.44%, 01/11/01 (A).....................      16,783,489
    5,000,000     6.47%, 02/16/01, MTN....................       4,999,577
   10,000,000     6.62%, 04/19/01 (A).....................       9,703,781
                                                            --------------
                                                                54,567,555
                                                            --------------

                  FEDERAL FARM CREDIT BANK - 4.15%

    5,500,000     5.87%, 11/08/00, MTN....................       5,499,300
    5,000,000     5.13%, 04/02/01.........................       4,972,612
                                                            --------------
                                                                10,471,912
                                                            --------------

                  STUDENT LOAN MARKETING ASSOCIATION - 1.58%

    4,000,000     6.05%, 11/03/00, MTN....................       3,999,897
                                                            --------------
                  TOTAL U.S. GOVERNMENT AND AGENCY
                  OBLIGATIONS ............................     188,649,954
                                                            --------------
                  (Cost $188,649,954)


  PAR VALUE                                                      VALUE
 ------------                                               --------------


REPURCHASE AGREEMENTS - 24.92%

  $20,113,000     Repurchase Agreement with:
                  J.P. Morgan
                  6.55%, 11/01/2000, dated 10/31/2000
                  Repurchase Price $20,116,659
                  (Collateralized by U.S. Treasury Notes
                  6.00%, Due 09/30/2002
                  Total Par $20,412,000
                  Market Value $20,515,902)...............  $   20,113,000
   42,803,000     Repurchase Agreement with:
                  Salomon Smith Barney
                  6.56%, 11/01/2000, dated 10/31/2000
                  Repurchase Price $42,810,800
                  (Collateralized by U.S. Treasury Notes
                  7.50%, Due 05/15/2002
                  Total Par $41,425,00
                  Market Value $43,683,613)...............      42,803,000
                                                            --------------
                  TOTAL REPURCHASE AGREEMENTS ............      62,916,000
                                                            --------------
                  (Cost $62,916,000)

    SHARES
 ------------

INVESTMENT COMPANY - 0.07%

      171,558   Federated U.S. Treasury Cash Reserve......         171,558
                                                            --------------
                TOTAL INVESTMENT COMPANY .................         171,558
                                                            --------------
                (Cost $171,558)
TOTAL INVESTMENTS - 99.71%................................     251,737,512
                                                            --------------
(Cost $251,737,512)*
NET OTHER ASSETS AND LIABILITIES - 0.29%..................         744,528
                                                            --------------
NET ASSETS - 100.00%......................................  $  252,482,040
                                                            ==============

---------------------------------------

*      Aggregate cost for federal tax purposes.
(A)    Discount yield at time of purchase.
(B) Interest is reset at various time intervals. The interest rate shown reflects the rate in effect at October 31, 2000.
MTN    Medium Term Note


                       SEE NOTES TO FINANCIAL STATEMENTS.

INSTITUTIONAL MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2000



  PAR VALUE                                                     VALUE
 ------------                                               --------------


CORPORATE NOTES AND BONDS - 27.15%


                  FINANCE - 19.44%

  $20,000,000     Assocation Corp. of North America,
                  Senior Note
                  6.91%, 06/14/01 (B).....................   $  20,012,602
   20,000,000     Bank of New York, Bank Note
                  6.52%, 01/22/01.........................      19,997,652
   30,000,000     Huntington National Bank, Bank Note
                  6.90%, 01/12/01 (B).....................      30,008,031
   20,000,000     Key Bank, N.A.
                  6.50%, 01/29/01.........................      19,997,219
    9,500,000     U.S. Bank, N.A., Bank Note
                  6.68%, 12/20/00 (B).....................       9,500,716
                                                            --------------
                                                                99,516,220
                                                            --------------

                  UTILITIES (B) - 4.89%

   25,000,000     AT&T Corp.
                  6.61%, 06/14/01 (D).....................      25,000,000
                                                            --------------

                  CONSUMER STAPLES (B) - 2.82%

    4,150,000     Advocare, Inc.
                  6.62%, 06/01/17
                  LOC: Wachovia Bank, N.A.................       4,150,000
    6,550,000     Bowie Assisted Living
                  6.70%, 07/01/23
                  LOC: First Union National Bank..........       6,550,000
    1,900,000     Health Midwest Ventures
                  6.60%, 08/01/19
                  LOC: Bank of America NT & SA............       1,900,000
    1,800,000     Service Graphics, Inc.
                  6.70%, 11/01/10
                  LOC: Bank One, N.A......................       1,800,000
                                                            --------------
                                                                14,400,000
                                                            --------------
                  TOTAL CORPORATE NOTES AND BONDS ........     138,916,220
                                                            --------------
                  (Cost $138,916,220)

MUNICIPAL SECURITIES - 16.13%


                  ARKANSAS - 1.36%

    7,000,000     Union County, IDR, Tin Fiber Project
                  6.65%, 10/01/27 (C)
                  LOC: Bank One, N.A......................       7,000,000
                                                            --------------


  PAR VALUE                                                      VALUE
 ------------                                               --------------


                  CALIFORNIA - 4.99%

  $20,000,000     California Housing Finance Agency
                  Series K
                  6.63%, 08/01/31 (C)
                  Insured: FSA
                  SPA: Westdeutsche Landesbank GZ
                  Bayerische Landesbank GZ
                  California State Teachers
                  Retirement System.......................   $  20,000,000
    5,500,000     Los Angeles, Community
                  Redevelopment Agency
                  Series A
                  6.70%, 12/01/18 (C)
                  LOC: FSA
                  SPA: Credit Suisse First Boston.........       5,500,000
                                                            --------------
                                                                25,500,000
                                                            --------------

                  FLORIDA - 4.26%

    3,000,000     Collier County, IDA Health Care Facilities,
                  Community Health
                  Series B
                  6.65%, 11/01/19 (C)
                  LOC: First Union National Bank..........       3,000,000
    1,100,000     Dade County, Florida Expressway Authority
                  6.60%, 07/01/19 (C)
                  LOC: FGIC
                  SPA: FGIC/SPI...........................       1,100,000
   17,700,000     Florida Housing Finance Agency
                  6.55%, 1/01/34 (C)
                  Insured: MBIA
                  SPA: Westdeutsche Landesbank GZ.........      17,700,000
                                                            --------------
                                                                21,800,000
                                                            --------------

                  ILLINOIS - 0.98%

    5,000,000     Illinois Student Assistance,
                  Community Student Loan
                  Series B
                  6.60%, 09/01/31 (C)
                  LOC: Bank One, N.A......................       5,000,000
                                                            --------------

                  MARYLAND - 0.59%

    3,000,000     Maryland State Health and
                  Higher Educational Facilities,
                  Charlestown Project
                  Series B
                  6.65%, 01/01/28 (C)
                  LOC: First Union National Bank..........       3,000,000
                                                            --------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

INSTITUTIONAL MONEY MARKET FUND

OCTOBER 31, 2000


  PAR VALUE                                                      VALUE
 ------------                                                -------------


                  NEW YORK - 3.95%

  $15,195,000     New York City, GO
                  6.65%, 11/08/00
                  Insured: FGIC...........................   $  15,195,000
    5,000,000     New York City, GO
                  6.65%, 11/08/00
                  Insured: FGIC...........................       5,000,000
                                                            --------------
                                                                20,195,000
                                                            --------------
                  TOTAL MUNICIPAL SECURITIES .............      82,495,000
                                                            --------------
                  (Cost $82,495,000)

CERTIFICATES OF DEPOSIT - 15.64%

   20,000,000     Bayerische Landesbank NY
                  6.55%, 12/15/00 (B).....................      19,998,197
   20,000,000     First Union National Bank
                  6.60%, 11/24/00 (B).....................      19,999,752
   20,000,000     Rabobank Nederland
                  6.69%, 02/28/01.........................      19,996,906
   20,000,000     Royal Bank of Canada, Yankee
                  6.52%, 01/18/01.........................      19,997,969
                                                            --------------
                  TOTAL CERTIFICATES OF DEPOSIT ..........      79,992,824
                                                            --------------
                  (Cost $79,992,824)

COMMERCIAL PAPER (A) - 21.59%

   20,000,000     Bellsouth Telecommunication, Inc.
                  6.47%, 12/12/00.........................      19,852,628
   20,000,000     General Electric Capital Corp.
                  6.51%, 02/08/01.........................      19,641,950
   11,353,000     Kimberly-Clark Corp. (D)
                  6.47%, 12/08/00.........................      11,277,506
   20,000,000     Merck & Co., Inc.
                  6.47%, 11/28/00.........................      19,902,950
   20,000,000     Morgan (J.P.) & Co., Inc.
                  6.48%, 12/06/00.........................      19,874,000
   20,000,000     Verizon Global Funding
                  6.46%, 12/12/00.........................      19,852,856
                                                            --------------
                  TOTAL COMMERCIAL PAPER .................     110,401,890
                                                            --------------
                  (Cost $110,401,890)

U.S. AGENCY OBLIGATION - 1.96%


                  STUDENT LOAN MARKETING ASSOCIATION (B) - 1.96%

   10,000,000     6.85%, 05/18/01, MTN....................       9,998,852
                                                            --------------
                  TOTAL U.S. AGENCY OBLIGATION ...........       9,998,852
                                                            --------------
                  (Cost $9,998,852)


  PAR VALUE                                                      VALUE
 ------------                                               --------------


  REPURCHASE AGREEMENT - 12.50%

  $63,904,000     Repurchase Agreement with:
                  J.P. Morgan
                  6.55%, 11/01/2000, dated 10/31/2000
                  Repurchase Price $63,915,627
                  (Collateralized by U.S. Treasury Note
                  6.50%, Due 08/31/2001
                  Total Par $64,412,000
                  Market Value $65,182,950)...............  $   63,904,000
                                                            --------------
                  TOTAL REPURCHASE AGREEMENT .............      63,904,000
                                                            --------------
                  (Cost $63,904,000)
  TOTAL INVESTMENTS - 94.97%..............................     485,708,786
                                                            --------------
  (Cost $485,708,786)*
  NET OTHER ASSETS AND LIABILITIES - 5.03%................      25,731,080
                                                            --------------
  NET ASSETS - 100.00%....................................  $  511,439,866
                                                            ==============

------------------------------

*      Aggregate cost for federal tax purposes.
(A)    Discount yield at time of purchase.
(B) Interest is reset at various time intervals. The interest rate shown reflects the rate in effect at October 31, 2000.
(C) Variable rate demand notes are payable upon not more than one, seven or thirty business days notice. Put bonds have demand features within one year. Notes mature within one year. The interest rate shown reflects the rate in effect at October 31, 2000.
(D) Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold, in a transaction exempt from registration, to qualified institutional buyers. At October 31, 2000, these securities amounted to $36,277,506 or 7.09% of net assets.
FGIC   Federal Guaranty Insurance Corp.
MBIA   Municipal Bond Insurance Association
MTN    Medium Term Note
FSA    Financial Security Assurance Company
GO     General Obligation
IDA    Industrial Development Authority
IDR    Industrial Development Revenue
LOC    Letter of Credit
SPA    Stand-by Purchase Agreement


                       SEE NOTES TO FINANCIAL STATEMENTS.

INSTITUTIONAL TREASURY MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2000



  PAR VALUE                                                      VALUE
 ------------                                                -------------


U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 49.58%


                  FEDERAL HOME LOAN BANK - 15.78%

  $50,000,000     6.38%, 12/20/00 (A).....................  $   49,565,805
  100,000,000     6.60%, 02/22/01.........................     100,000,000
   26,415,000     5.38%, 03/02/01.........................      26,322,576
   42,000,000     6.38%, 03/13/01.........................      41,981,773
  100,000,000     6.45%, 03/16/01.........................      99,962,829
   45,000,000     6.88%, 04/16/01 (B).....................      45,000,000
   50,000,000     6.43%, 07/20/01 (B).....................      49,978,548
   20,000,000     6.43%, 08/15/01 (B).....................      19,989,070
  130,000,000     6.46%, 08/17/01 (B).....................     129,929,698
  160,000,000     6.46%, 09/28/01 (B).....................     159,929,396
   40,000,000     6.55%, 10/19/01 (B).....................      39,973,672
                                                            --------------
                                                               762,633,367
                                                            --------------

                   U.S. TREASURY NOTES - 13.82%

  200,000,000     4.63%, 11/30/00.........................     199,712,773
  120,000,000     5.00%, 02/28/01.........................     119,482,725
  100,000,000     5.00%, 04/30/01.........................      99,386,778
  150,000,000     5.63%, 05/15/01.........................     149,415,817
  100,000,000     5.25%, 05/31/01.........................      99,410,371
                                                            --------------
                                                               667,408,464
                                                            --------------

                  FEDERAL HOME LOAN MORTGAGE CORPORATION - 7.02%

  100,000,000     6.40%, 11/22/00 (A).....................      99,626,667
  100,000,000     6.37%, 12/14/00 (A).....................      99,239,139
  140,000,000     6.43%, 07/19/01, MTN (B)................     139,940,164
                                                            --------------
                                                               338,805,970
                                                            --------------

                  U.S. TREASURY BILL (A) - 6.16%

  300,000,000     6.38%, 12/21/00.........................     297,341,670
                                                             -------------

                  STUDENT LOAN MARKETING ASSOCIATION (B) - 3.08%

   49,500,000     6.85%, 03/12/01, MTN....................      49,495,199
    6,970,000     6.85%, 03/23/01, MTN....................       6,969,436
   92,075,000     6.85%, 05/18/01, MTN....................      92,067,206
                                                            --------------
                                                               148,531,841
                                                            --------------

                  FEDERAL FARM CREDIT BANK (B) - 2.17%

   45,000,000     6.87%, 05/07/01, MTN....................      44,995,741
   60,000,000     6.44%, 10/24/01.........................      59,988,486
                                                            --------------
                                                               104,984,227
                                                            --------------

                  FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.55%

   50,000,000     6.44%, 11/02/00 (A).....................      49,991,063
   25,000,000     6.47%, 02/16/01, MTN....................      24,997,884
                                                            --------------
                                                                74,988,947
                                                            --------------
                  TOTAL U.S. GOVERNMENT AND AGENCY
                  OBLIGATIONS ............................   2,394,694,486
                                                            --------------
                  (Cost $2,394,694,486)


  PAR VALUE                                                      VALUE
 ------------                                               --------------


REPURCHASE AGREEMENTS - 57.27%

 $200,000,000     Repurchase Agreement with:
                  Goldman Sachs
                  6.30%, 11/01/2000, dated 10/31/2000
                  Repurchase Price $200,035,000
                  (Collateralized by U.S. Treasury
                  Bonds, 3.63% - 9.13%
                  Due 05/15/2018 - 04/15/2028
                  Total Par $159,147,000
                  Market Value $205,280,846)..............   $ 200,000,000
  500,000,000     Repurchase Agreement with:
                  Goldman Sachs
                  6.55%, 11/01/2000, dated 10/31/2000
                  Repurchase Price $500,090,972
                  (Collateralized by U.S. Treasury
                  Notes & Bonds, 5.50% - 8.13%
                  Due 11/15/2004 - 08/15/2028
                  Total Par $507,013,000
                  Market Value $508,720,180)..............     500,000,000
  600,000,000     Repurchase Agreement with:
                  Greenwich Captial
                  6.56%, 11/01/2000, dated 10/31/2000
                  Repurchase Price $600,109,333
                  (Collateralized by U.S. Treasury
                  Notes, 5.50% - 7.88%
                  Due 03/31/2001 - 08/15/2010
                  Total Par $592,254,000
                  Market Value $612,003,322)..............     600,000,000
  230,000,000     Repurchase Agreement with:
                  J.P. Morgan
                  6.55%, 11/01/2000, dated 10/31/2000
                  Repurchase Price $230,041,847
                  (Collateralized by U.S. Treasury
                  Notes & Bonds, 7.25% - 9.13%
                  Due 05/15/2004 - 02/15/2019
                  Total Par $200,209,000
                  Market Value $234,601,130)..............     230,000,000
  100,000,000     Repurchase Agreement with:
                  Lehman Brothers
                  6.55%, 11/01/2000, ated 10/31/2000
                  Repurchase Price $100,018,194
                  (Collateralized by U.S. Treasury
                  Notes & Bonds, 6.25% - 13.88%
                  Due 08/15/2001 - 02/15/2023,
                  Total Par $86,449,000
                  Market Value $102,005,614)..............     100,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

INSTITUTIONAL TREASURY MONEY MARKET FUND

OCTOBER 31, 2000


   PAR VALUE                                                     VALUE
 ------------                                               --------------


REPURCHASE AGREEMENTS (CONTINUED)

 $935,892,000     Repurchase Agreement with:
                  Salomon Smith Barney
                  6.56%, 11/01/2000, dated 10/31/2000
                  Repurchase Price $936,062,540
                  (Collateralized by U.S. Treasury
                  Bonds, 6.00% - 11.25%
                  Due 02/15/2015 - 11/15/2026
                  Total Par $777,505,000
                  Market Value $954,887,722)..............  $  935,892,000
  200,000,000     Repurchase Agreement with:
                  State Street Bank
                  6.55%, 11/01/2000, dated 10/31/2000
                  Repurchase Price $200,036,389
                  (Collateralized by U.S. Treasury
                  Notes & Bonds, 4.75% - 8.88%
                  Due 11/30/2001 - 02/15/2019
                  Total Par $187,590,000
                  Market Value $204,005,029)..............     200,000,000
                                                            --------------
                  TOTAL REPURCHASE AGREEMENTS ............   2,765,892,000
                                                            --------------
                  (Cost $2,765,892,000)
TOTAL INVESTMENTS - 106.85%...............................   5,160,586,486
                                                            --------------
(Cost $5,160,586,486)*
NET OTHER ASSETS AND LIABILITIES - (6.85)%................    (330,824,868)
                                                            --------------
NET ASSETS - 100.00%......................................  $4,829,761,618
                                                            ==============

-----------------------------------

*      Aggregate cost for federal tax purposes.
(A)    Discount yield at time of purchase.
(B) Interest is reset at various time intervals. The interest shown reflects the rate in effect at October 31, 2000.
MTN    Medium Term Note


                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY INSTITUTIONAL MONEY MARKET FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2000


                                                                 INSTITUTIONAL GOVERNMENT    INSTITUTIONAL    INSTITUTIONAL TREASURY
                                                                     MONEY MARKET FUND     MONEY MARKET FUND     MONEY MARKET FUND
                                                                 ------------------------  -----------------  ----------------------
ASSETS:
   Investments
     Investments at amortized cost (Note 2)........................   $  188,821,512        $  421,804,786       $2,394,694,486
     Repurchase agreement..........................................       62,916,000            63,904,000        2,765,892,000
                                                                      --------------        --------------       --------------
       Total Investments at value..................................      251,737,512           485,708,786        5,160,586,486
   Cash  ..........................................................            1,355                     -                  802
   Receivable for shares sold......................................        1,040,028            33,619,410           10,835,225
   Interest and dividends receivable...............................        1,055,900             5,442,326           23,884,930
                                                                      --------------        --------------       --------------
     Total Assets..................................................      253,834,795           524,770,522        5,195,307,443
                                                                      --------------        --------------       --------------

LIABILITIES:
   Dividends payable...............................................        1,275,569             1,152,866           20,756,349
   Payable to custodian............................................               --                55,280                   --
   Payable for investments purchased...............................               --                    --          297,341,670
   Payable for shares repurchased..................................               --            11,999,394           46,320,644
   Advisory fee payable (Note 3)...................................           17,835                58,806              626,335
   Payable to Fleet affiliates (Note 3)............................               --                    --                1,356
   Payable to Administrator (Note 3)...............................           15,510                41,105              296,619
   Trustees' fees and expenses payable (Note 3)....................           11,728                 3,372               22,954
   Accrued expenses and other payables.............................           32,113                19,833              179,898
                                                                      --------------        --------------       --------------
     Total Liabilities.............................................        1,352,755            13,330,656          365,545,825
                                                                      --------------        --------------       --------------
NET ASSETS.........................................................   $  252,482,040        $  511,439,866       $4,829,761,618
                                                                      ==============        ==============       ==============

NET ASSETS CONSIST OF:
   Par value (Note 5)..............................................   $      252,482        $      511,442       $    4,829,762
   Paid-in capital in excess of par value..........................      252,229,560           510,930,513        4,824,881,938
   Undistributed net investment income.............................            5,152                   661               49,126
   Accumulated net realized gain (loss) on investments sold........           (5,154)               (2,750)                 792
                                                                      --------------        --------------       --------------
TOTAL NET ASSETS...................................................   $  252,482,040        $  511,439,866       $4,829,761,618
                                                                      ==============        ==============       ==============

SHARES OF BENEFICIAL INTEREST OUTSTANDING..........................      252,482,042           511,442,434        4,829,761,618
                                                                      --------------        --------------       --------------

NET ASSET VALUE:
   offering and redemption price per share
   (Net Assets (DIVIDE) Shares Outstanding)........................   $         1.00        $         1.00       $         1.00
                                                                      ==============        ==============       ==============


                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY INSTITUTIONAL MONEY MARKET FUNDS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2000


                                                                INSTITUTIONAL GOVERNMENT     INSTITUTIONAL    INSTITUTIONAL TREASURY
                                                                    MONEY MARKET FUND    MONEY MARKET FUND(1)   MONEY MARKET FUND(1)
                                                                ------------------------ -------------------- ----------------------
 INVESTMENT INCOME:
   Interest (Note 2)............................................      $  14,597,938         $   16,966,380       $  129,142,654
   Dividends (Note 2)...........................................              8,341                     --                   --
                                                                      -------------         --------------       --------------
     Total investment income....................................         14,606,279             16,966,380          129,142,654
                                                                      -------------         --------------       --------------

 EXPENSES:
   Investment advisory fee (Note 3).............................            476,248                512,998            3,969,645
   Administration fee (Note 3)..................................            214,312                171,313            1,326,210
   Custodian fee ...............................................             14,938                 12,991               16,981
   Fund accounting fee (Note 3).................................             55,143                 31,880               46,148
   Professional fees (Note 3)...................................             23,562                 21,613               67,545
   Shareholder servicing and 12b-1 fees (Note 3)................                 --                     --               46,145
   Transfer agent fee (Note 3)..................................              4,983                  3,518               10,240
   Trustees' fees and expenses (Note 3).........................              6,591                  4,138               28,717
   Reports to shareholders......................................              8,547                  2,337               82,137
   Miscellaneous................................................             39,933                 41,492              200,591
                                                                      -------------         --------------       --------------
     Total expenses before reimbursement/waiver (Note 4)........            844,257                802,280            5,794,359
                                                                      -------------         --------------       --------------
     Less: reimbursement/waiver (Note 4)........................           (368,009)               (68,266)            (461,427)
                                                                      -------------         --------------       --------------
     Total expenses net of reimbursement/waiver.................            476,248                734,014            5,332,932
                                                                      -------------         --------------       --------------
NET INVESTMENT INCOME...........................................         14,130,031             16,232,366          123,809,722
                                                                      -------------         --------------       --------------
NET REALIZED GAIN (LOSS) ON INVESTMENTS SOLD (NOTE 2)...........                 --                   (272)                 792
                                                                      -------------         --------------       --------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............      $  14,130,031         $   16,232,094       $  123,810,514
                                                                      =============         ==============       ==============



------------------------------------

 (1) For the period June 1, 2000 through October 31, 2000.


                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY INSTITUTIONAL MONEY MARKET FUNDS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED MAY 31, 2000



                                                                            INSTITUTIONAL      INSTITUTIONAL TREASURY
                                                                          MONEY MARKET FUND       MONEY MARKET FUND
                                                                        ---------------------  ----------------------
 INVESTMENT INCOME:
   Interest (Note 2)...............................................        $     47,008,000       $    265,039,000
                                                                           ----------------       ----------------
     Total investment income.......................................              47,008,000            265,039,000
                                                                           ----------------       ----------------

 EXPENSES:
   Investment advisory fee (Note 3)................................               1,666,000              9,736,000
   Administration fee (Note 3).....................................                 538,000              3,148,000
   Custodian fee ..................................................                  45,000                225,000
   Professional fees (Note 3)......................................                  53,000                306,000
   Transfer agent fee (Note 3).....................................                 130,000                541,000
   Trustees' fees and expenses (Note 3)............................                  21,000                118,000
   Reports to shareholders.........................................                  46,000                210,000
   Miscellaneous...................................................                  25,000                466,000
                                                                           ----------------       ----------------
     Total expenses before reimbursement/waiver (Note 4)...........               2,524,000             14,750,000
                                                                           ----------------       ----------------
     Less: reimbursement/waiver (Note 4)...........................                 (24,000)                    --
                                                                           ----------------       ----------------
     Total expenses net of reimbursement/waiver....................               2,500,000             14,750,000
                                                                           ----------------       ----------------
NET INVESTMENT INCOME..............................................              44,508,000            250,289,000
                                                                           ----------------       ----------------

NET REALIZED GAIN ON INVESTMENTS SOLD..................................               1,000                     --
                                                                           ----------------       ----------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...............        $     44,509,000       $    250,289,000
                                                                           ================       ================


                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY INSTITUTIONAL MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                   INSTITUTIONAL GOVERNMENT
                                                                                       MONEY MARKET FUND
                                                                                   ------------------------
                                                                                   YEARS ENDED OCTOBER 31,
                                                                                    2000              1999
                                                                                    ----              ----
NET ASSETS AT BEGINNING OF PERIOD..........................................     $222,442,738      $200,319,062
                                                                                ------------      ------------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income...................................................       14,130,031        10,831,855
                                                                                ------------      ------------
     Net increase in net assets resulting from operations..................       14,130,031        10,831,855
                                                                                ------------      ------------

DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income...................................................      (14,130,031)      (10,831,855)
                                                                                ------------      ------------

SHARE TRANSACTIONS:
   Net proceeds from sales of shares.......................................      663,880,450       545,832,680
   Issued to shareholders in reinvestment of dividends.....................          882,368         1,271,007
   Cost of shares repurchased..............................................     (634,723,516)     (524,980,011)
                                                                                ------------      ------------
     Net increase from share transactions..................................       30,039,302        22,123,676
                                                                                ------------      ------------

     Net increase in net assets............................................       30,039,302        22,123,676
                                                                                ------------      ------------

NET ASSETS AT END OF PERIOD (INCLUDING LINE A).............................     $252,482,040      $222,442,738
                                                                                ============      ============

(A) Undistributed net investment income....................................     $      5,152      $      5,152
                                                                                ============      ============
OTHER INFORMATION:
SHARE TRANSACTIONS:
   Sold....................................................................      663,880,450       545,832,680
   Issued to shareholders in reinvestment of dividends.....................          882,368         1,271,007
   Repurchased.............................................................     (634,723,516)     (524,980,011)
                                                                                ------------      ------------
   Net increase in shares outstanding......................................       30,039,302        22,123,676
                                                                                ============      ============



                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY INSTITUTIONAL MONEY MARKET FUNDS

                                                                                           INSTITUTIONAL
                                                                                         MONEY MARKET FUND
                                                                    ----------------------------------------------------------
                                                                         PERIOD ENDED                 YEARS ENDED MAY 31,
                                                                      OCTOBER 31, 2000(1)          2000                 1999
                                                                     --------------------         ------               ------

NET ASSETS AT BEGINNING OF PERIOD..................................     $  696,612,800         $ 516,901,000      $ 302,338,000
                                                                        --------------         -------------      -------------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income...........................................         16,232,366            44,508,000         24,188,000
   Net realized gain (loss) on investments sold....................               (272)                1,000             (3,000)
                                                                        --------------         -------------      -------------
     Net increase in net assets resulting from operations..........         16,232,094            44,509,000         24,185,000
                                                                        --------------         -------------      -------------

DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income...........................................        (16,236,608)          (44,503,200)       (24,188,000)
                                                                        --------------         -------------      -------------

SHARE TRANSACTIONS:
   Net proceeds from sales of shares...............................      2,205,236,101         8,100,869,000      4,471,716,000
   Issued to shareholders in reinvestment of dividends.............         10,399,576            34,100,000         18,834,000
   Cost of shares repurchased......................................     (2,400,804,097)       (7,955,263,000)    (4,275,984,000)
                                                                        --------------         -------------      -------------
     Net increase (decrease) from share transactions...............       (185,168,420)          179,706,000        214,566,000
                                                                        --------------         -------------      -------------

     Net increase (decrease) in net assets.........................       (185,172,934)          179,711,800        214,563,000
                                                                        --------------         -------------      -------------

NET ASSETS AT END OF PERIOD (INCLUDING LINE A).....................     $  511,439,866         $ 696,612,800      $ 516,901,000
                                                                        ==============         =============      =============

(A) Undistributed net investment income............................     $          661         $       5,000      $          --
                                                                        ==============         =============      =============
OTHER INFORMATION:
SHARE TRANSACTIONS:
   Sold ...........................................................      2,205,236,578         8,100,869,000      4,471,716,000
   Issued to shareholders in reinvestment of dividends.............         10,399,576            34,100,000         18,834,000
   Repurchased.....................................................     (2,400,804,097)       (7,955,263,000)    (4,275,984,000)
                                                                        --------------         -------------      -------------
     Net increase (decrease) in shares outstanding.................       (185,167,943)          179,706,000        214,566,000
                                                                        --------------         -------------      -------------



--------------------------

 (1) For the period June 1, 2000 through October 31, 2000.


                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY INSTITUTIONAL MONEY MARKET FUNDS

                                                                                         INSTITUTIONAL TREASURY
                                                                                            MONEY MARKET FUND
                                                                    ------------------------------------------------------------
                                                                         PERIOD ENDED                 YEARS ENDED MAY 31,
                                                                      OCTOBER 31, 2000(1)          2000                 1999
                                                                     --------------------         ------               ------


NET ASSETS AT BEGINNING OF PERIOD..................................    $ 5,022,305,685        $ 4,346,037,000    $ 4,285,801,000
                                                                       ---------------        ---------------    ---------------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income...........................................        123,809,722            250,289,000        199,476,000
   Net realized gain on investments sold...........................                792                     --             49,000
                                                                       ---------------        ---------------    ---------------
     Net increase in net assets resulting from operations..........        123,810,514            250,289,000        199,525,000
                                                                       ---------------        ---------------    ---------------

DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income...........................................       (123,809,657)          (250,480,315)      (199,476,000)
                                                                       ---------------        ---------------    ---------------

SHARE TRANSACTIONS:
   Net proceeds from sales of shares...............................      6,627,713,689         20,275,870,000     14,696,641,000
   Issued to shareholders in reinvestment of dividends.............         30,252,408             88,313,000         74,848,000
   Cost of shares repurchased......................................     (6,850,511,021)       (19,687,723,000)   (14,711,302,000)
                                                                       ---------------        ---------------    ---------------
     Net increase (decrease) from share transactions...............       (192,544,924)           676,460,000         60,187,000
                                                                       ---------------        ---------------    ---------------

     Net increase (decrease) in net assets.........................       (192,544,067)           676,268,685         60,236,000
                                                                       ---------------        ---------------    ---------------

NET ASSETS AT END OF PERIOD (INCLUDING LINE A).....................    $ 4,829,761,618        $ 5,022,305,685    $ 4,346,037,000
                                                                       ===============        ===============    ===============

(A) Undistributed net investment income............................    $        49,126        $        49,000    $       192,000
                                                                       ===============        ===============    ===============
OTHER INFORMATION:
SHARE TRANSACTIONS:
   Sold............................................................      6,627,754,281         20,275,870,000     14,696,641,000
   Issued to shareholders in reinvestment of dividends.............         30,252,408             88,313,000         74,848,000
   Repurchased.....................................................     (6,850,502,283)       (19,687,723,000)   (14,711,302,000)
                                                                       ---------------        ---------------    ---------------
     Net increase (decrease) in shares outstanding.................       (192,495,594)           676,460,000         60,187,000
                                                                       ===============        ===============    ===============



-----------------------

 (1) For the period June 1, 2000 through October 31, 2000.


                       SEE NOTES TO FINANCIAL STATEMENTS.

INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                      YEARS ENDED OCTOBER 31,
                                                           -----------------------------------------------------------------------
                                                              2000           1999           1998            1997           1996
                                                           ----------     ----------     ----------      ----------     ----------

Net Asset Value, Beginning of Period...................    $     1.00     $     1.00     $     1.00      $     1.00     $     1.00
                                                           ----------     ----------     ----------      ----------     ----------
Income from Investment Operations:
   Net investment income (A)...........................          0.06           0.05           0.05            0.05          0.05
                                                           ----------     ----------     ----------      ----------     ----------
Less Dividends:
   Dividends from net investment income................         (0.06)         (0.05)         (0.05)          (0.05)         (0.05)
                                                           ----------     ----------     ----------      ----------     ----------
Net increase (decrease) in net asset value.............            --             --             --              --             --
                                                           ----------     ----------     ----------      ----------     ----------
Net Asset Value, End of Period.........................    $     1.00           1.00     $     1.00      $     1.00     $     1.00
                                                           ==========     ==========     ==========      ==========     ==========
Total Return..........................................           6.09%          4.92%          5.32%           5.09%          5.12%

Ratios/Supplemental Data:
Net Assets, End of Period (000's)......................    $  252,482     $  222,443     $  200,319      $  175,141     $  500,927
Ratios to average net assets:
   Net investment income including
     reimbursement/waiver..............................          5.94%          4.82%          5.17%           4.94%          5.00%
   Operating expenses including reimbursement/waiver...          0.20%          0.20%          0.20%           0.19%          0.19%
   Operating expenses excluding reimbursement/waiver...          0.35%          0.38%          0.36%           0.33%          0.33%


-------------------------------------

 (A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for the years ended October 31, 2000, 1999, 1998, 1997 and 1996 were $0.06, $0.05,
     $0.05, $0.05 and $0.05, respectively.


                       SEE NOTES TO FINANCIAL STATEMENTS.

INSTITUTIONAL MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                         PERIOD JUNE 1, 2000        YEARS ENDED MAY 31,          PERIOD ENDED
                                                           TO OCTOBER 31,     ------------------------------        MAY 31,
                                                               2000(1)            2000              1999            1998(2)
                                                            ------------      ------------      ------------     ------------

Net Asset Value, Beginning of Period...................     $       1.00      $       1.00      $       1.00     $       1.00
                                                            ------------      ------------      ------------     ------------
Income from Investment Operations:
   Net investment income (A)...........................             0.03              0.05              0.05             0.03
                                                            ------------      ------------      ------------     ------------
Less Dividends:
   Dividends from net investment income................            (0.03)            (0.05)            (0.05)           (0.03)
                                                            ------------      ------------      ------------     ------------
Net increase (decrease) in net asset value.............               --                --                --               --
                                                            ------------      ------------      ------------     ------------
Net Asset Value, End of Period.........................     $       1.00      $       1.00      $       1.00     $       1.00
                                                            ============      ============      ============     ============
Total Return...........................................             2.68%**           5.43%             5.10%            5.55%

Ratios/Supplemental Data:
Net Assets, End of Period (000's)......................     $    511,440      $    696,613      $    516,901     $    302,338
Ratios to average net assets:
   Net investment income including
     reimbursement/waiver..............................             6.33%*            5.35%             4.93%            5.36%*
   Operating expenses including reimbursement/waiver...             0.29%*            0.30%             0.30%            0.27%*
   Operating expenses excluding reimbursement/waiver...             0.31%*            0.30%             0.35%            0.42%*

-------------------------------------

 *   Annualized
 **  Not Annualized
 (1) The Fund commenced operations on November 5, 1997 as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of the Trust. Prior to the reorganization, the Predecessor Fund offered and sold one class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for shares of the Galaxy Institutional Money Market Fund.
 (2) For the period from commencement of operations, beginning on November 5, 1997.
 (A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for the period ended October 31, 2000 was $0.03.


                       SEE NOTES TO FINANCIAL STATEMENTS.

INSTITUTIONAL TREASURY MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                       PERIOD JUNE 1, 2000                YEARS ENDED MAY 31,
                                                         TO OCTOBER 31,  -----------------------------------------------------
                                                             2000(1)       2000        1999        1998        1997       1996
                                                           ----------   ----------  ----------  ----------  ----------  ---------

Net Asset Value, Beginning of Period...................    $     1.00   $     1.00  $     1.00  $     1.00  $     1.00  $    1.00
                                                           ----------   ----------  ----------  ----------  ----------  ---------
Income from Investment Operations:
   Net investment income (A)...........................          0.03         0.05        0.05        0.05        0.05       0.05
                                                           ----------   ----------  ----------  ----------  ----------  ---------
Less Dividends:
   Dividends from net investment income................         (0.03)       (0.05)      (0.05)      (0.05)      (0.05)     (0.05)
                                                           ----------   ----------  ----------  ----------  ----------  ---------
Net increase (decrease) in net asset value.............            --           --          --          --          --         --
                                                           ----------   ----------  ----------  ----------  ----------  ---------
Net Asset Value, End of Period.........................    $     1.00         1.00  $     1.00  $     1.00  $     1.00  $    1.00
                                                           ==========   ==========  ==========  ==========  ==========  =========
Total Return..........................................           2.64%**      5.26%       4.90%       5.36%       5.16%      5.45%

Ratios/Supplemental Data:
Net Assets, End of Period (000's)......................    $4,829,762   $5,022,306  $4,346,037  $4,285,801  $2,591,487  $ 644,733
Ratios to average net assets:
   Net investment income including
     reimbursement/waiver..............................          6.24%*       5.15%       4.79%       5.24%       5.05%      5.29%
   Operating expenses including reimbursement/waiver...          0.27%*       0.30%       0.31%       0.33%       0.33%      0.32%
   Operating expenses excluding reimbursement/waiver...          0.29%*       0.30%       0.31%       0.33%       0.34%      0.39%

-------------------------------------

 *   Annualized
 **  Not Annualized
 (1) The Fund began operations on June 14, 1993 as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of the Trust. Prior to the reorganization, the Predecessor Fund offered and sold one class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for shares of the Galaxy Institutional Treasury Money Market Fund.
 (A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for the period ended October 31, 2000 was $0.03.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

     The Galaxy Fund, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. As of the date of this report, the Trust offered thirty-seven managed investment portfolios. The accompanying financial statements and financial highlights are those of the Institutional Government Money Market Fund, Institutional Money Market Fund (previously, Boston 1784 Institutional Prime Money Market Fund) and Institutional Treasury Money Market Fund (previously, Boston 1784 Institutional U.S. Treasury Money Market Fund),(individually, a "Fund", collectively the "Funds") only.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of their financial statements.

     PORTFOLIO VALUATION: Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income is recorded on the accrual basis.

     DIVIDENDS TO SHAREHOLDERS: Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

     Income dividends and capital gain dividends are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

     FEDERAL INCOME TAXES: The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code. By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending October 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains, and certain other amounts, if any, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is recorded.

     EXPENSES: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund of the Trust are allocated among the respective funds.

     REPURCHASE AGREEMENTS: Each Fund may engage in repurchase agreement transactions with institutions that the Trust's investment advisor has determined are creditworthy. Each repurchase agreement transaction is recorded at cost plus accrued interest. Each Fund requires that the securities collateralizing a repurchase agreement transaction be transferred to the Trust's custodian in a manner that is intended to enable the Fund to obtain those securities in the event of a counterparty default. The value of the collateral securities is monitored daily to ensure that the value of the collateral, including accrued interest, equals or exceeds the repurchase price. Repurchase agreement transactions involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities, and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

3.   INVESTMENT ADVISORY, ADMINISTRATION AND OTHER FEES

     The Trust and Fleet Investment Advisors Inc. (the "Investment Advisor"), an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, are parties to an investment advisory agreement under which the Investment Advisor provides advisory services for a fee, computed daily and paid monthly, at the annual rate of 0.20% of the average daily net assets of each of the Funds (see
Note 4).

     Prior to June 26, 2000, Fleet National Bank (formerly known as BankBoston, N.A.) ("FNB"), an affiliate of the Investment Advisor, provided investment advisory services to the Boston 1784 Institutional Prime Money Market Fund and Boston 1784 Institutional U.S. Treasury Money Market Fund, predecessor funds of the Galaxy Institutional Money Market Fund and Galaxy Institutional Treasury Money Market Fund, respectively (collectively, the "Predecessor Funds," see Note
6). FNBwas paid a fee for its services at the annual rate of 0.20% of each Predecessor

NOTES TO FINANCIAL STATEMENTS

Funds' average daily net assets. For the period June 1, 2000 through June
25, 2000, fees paid to FNBby the Predecessor Funds, which are included in the Investment advisory fees on the Statement of Operations for the year ended October 31, 2000, were $99,992 for the Institutional Money Market Fund and $683,831 for the Institutional Treasury Money Market Fund.

     The Trust and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.), a member of PNC Financial Services Group (formerly known as PNC Bank Corp.), are parties to an administration agreement under which PFPC Inc. (the "Administrator") provides services for a fee, computed daily and paid monthly, at the annual rate of 0.09% of the first $2.5 billion of the combined average daily net assets of the Funds and the other funds offered by the Trust (whose financial statements are provided in separate reports), 0.085% of the next $2.5 billion of combined average daily net assets, 0.075% of the next $7 billion of combined average daily net assets, 0.065% of the next $3 billion of combined average daily net assets, 0.06% of the next $3 billion of combined average daily net assets, 0.0575% of the next $3 billion of combined average daily net assets and 0.0525% of combined average daily net assets in excess of $21 billion. Prior to December 1, 1999, the services described above were provided by First Data Investor Services Group, Inc., a wholly-owned subsidiary of First Data Corp. On that date, PFPC Trust Co., a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of PNC Bank Corp., acquired all of the outstanding stock of First Data Investor Services Group, Inc. As part of the transaction, PFPC Inc., also an indirect wholly-owned subsidiary of PNC Bank Corp., was merged into First Data Investor Services Group, Inc., which then changed its name to PFPC Inc.

     In addition, PFPC Inc. also provides certain fund accounting, custody administration and transfer agency services pursuant to certain fee arrangements. In accordance with such fee arrangements, PFPC Inc. compensates the Trust's custodian bank, The Chase Manhattan Bank, for its services.

     Prior to June 26, 2000, SEI Investments Mutual Funds Services ("SEI"), a wholly-owned subsidiary of SEI Investments Company, provided certain administrative services to the Predecessor Funds. The fees paid to SEI were based on the level of average aggregate net assets of the Boston 1784 Funds. For the period June 1, 2000 through June 25, 2000, fees paid to SEI by the Predecessor Funds, which are included in the administration fees on the Statement of Operations for the year ended October 31, 2000, were $32,686 for the Institutional Money Market Fund and $223,534 for the Institutional Treasury Money Market Fund.

     Provident Distributors, Inc. (the "Distributor") serves as the distributor of the Trust's shares. Prior to December 1, 1999, First Data Distributors, Inc., a wholly-owned subsidiary of First Data Investor Services Group, Inc., acted as the exclusive distributor of the Trust's shares.

     Prior to June 26, 2000, SEI Investments Distribution Co. served as the exclusive distributor of shares of the Predecessor Funds.

     Certain officers of the Trust are officers of the Investment Advisor or PFPC Inc. Such officers receive no compensation from the Trust for serving in their respective roles. Effective September 8, 2000, each Trustee is entitled to receive for services as a Trustee of the Trust, The Galaxy VIP Fund ("VIP") and Galaxy Fund II ("Galaxy II") an aggregate fee of $54,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. For the period May 28, 1999 until September 7, 2000, each Trustee was entitled to receive for services as a Trustee of the Trust, VIP and Galaxy II, an aggregate fee of $45,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. Prior to May 28, 1999, each Trustee was entitled to receive for services as a Trustee of the Trust, VIP and Galaxy II an aggregate fee of $40,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. The Chairman of the Boards of Trustees and the President and Treasurer of the Trust, VIP and Galaxy II are also entitled to additional fees for their services in these capacities. These fees are allocated among the funds of the Trust, VIP and Galaxy II based on their relative net assets.

     In addition, each Trustee is eligible to participate in The Galaxy Fund/The Galaxy VIP Fund/Galaxy Fund II Deferred Compensation Plan (the "Plan"), an unfunded, non-qualified deferred compensation plan. The Plan allows each trustee to defer receipt of all or a percentage of fees which otherwise would be payable for services performed.

     Expenses for the year ended October 31, 2000 include legal fees paid to Drinker Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.

NOTES TO FINANCIAL STATEMENTS


4.   WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

     The Investment Advisor and/or its affiliates and/or the Administrator voluntarily agreed to waive a portion of their fees and/or to reimburse certain expenses so that total expenses of the Funds would not exceed certain expense limitations. The Investment Advisor and/or its affiliates and/or the Administrator, at their discretion, may revise or discontinue the voluntary fee waivers and/or expense reimbursements at any time. For the period ended October 31, 2000, the Investment Advisor and/or its affiliates and/or the Administrator waived fees and/or reimbursed expenses with respect to the Funds as follows:



                                                      EXPENSES
     FUND                             FEES WAIVED    REIMBURSED
     ----                             -----------    ----------
Institutional Government
  Money Market Fund..........          $ 336,349     $  31,660
Institutional
  Money Market Fund..........              3,000        65,266
Institutional Treasury
  Money Market Fund..........              3,000       458,427


5.   SHARES OF BENEFICIAL INTEREST

     The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest in the Funds, each with a par value of $0.001. The Trust's shares are classified into forty-three classes of shares each consisting of one or more series of shares.

6.   ACQUISITION OF BOSTON 1784 FUNDS

     At a meeting held on January 25, 2000, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the "Agreement") providing for the acquisition of the Boston 1784 Funds by the Trust. Pursant to the Agreement,
(i) all of the assets and liabilities of the Boston 1784 Institutional Prime Money Market Fund were transferred to the Galaxy Institutional Money Market Fund in exchange for 711,535,715 shares of the Galaxy Institutional Money Market Fund and (ii) all of the assets and liabilities of the Boston 1784 Institutional U.S. Treasury Money Market Fund were transferred to the Galaxy Institutional Treasury Money Market Fund in exchange for 4,749,128,459 shares of the Galaxy Institutional Treasury Money Market Fund. The reorganization, which qualified as a tax-free reorganization for federal income tax purposes, was completed on June 26, 2000. The Galaxy Institutional Money Market Fund and Galaxy Institutional Treasury Money Market Fund had nominal assets and liabilities prior to the reorganization and were organized solely to acquire the assets and continue the business, including carrying forward financial and performance history of the Boston 1784 Institutional Prime Money Market Fund and Boston 1784 Institutional U.S. Treasury Money Fund respectively. Following the reorganization, the Galaxy Institutional Money Market Fund and Galaxy Institutional Treasury Money Market Fund changed their fiscal year end from May 31 to October 31.

7.   FEDERAL TAX INFORMATION

  As of October 31, 2000, the following Funds had capital loss carryforwards:

     FUND                               AMOUNT       EXPIRATION
     ----                               ------       ----------
Institutional Government
  Money Market Fund..........          $   5,154         2,004
Institutional Treasury
  Money Market Fund..........              2,478         2,007
                                             272         2,008

                REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


To the Shareholders and Board of Trustees of The Galaxy Fund:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Galaxy Institutional Government Money Market Fund, Galaxy Institutional Money Market Fund (formerly, Boston 1784 Institutional Prime Money Market Fund), and Galaxy Institutional Treasury Money Market Fund (formerly, Boston 1784 Institutional U.S. Treasury Money Market
Fund) (three of the portfolios constituting The Galaxy Fund), as of October 31, 2000, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the periods indicated therein ending October 31, 2000 and for the Galaxy Institutional Government Money Market Fund, the statement of changes in net assets and financial highlights for the year ended October 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the three years ended October 31, 1998 for the Galaxy Institutional Government Money Market Fund were audited by other auditors whose report dated December 23, 1998 expressed an unqualified opinion on those financial highlights. The statements of operations for the year ended May 31, 2000, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended for the Galaxy Institutional Money Market Fund and Galaxy Institutional Treasury Money Market Fund were audited by other auditors whose report dated July 17, 2000 expressed an unqualified opinion on those statements and financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2000 by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Galaxy Institutional Government Money Market Fund, Galaxy Institutional Money Market Fund and Galaxy Institutional Treasury Money Market Fund portfolios of The Galaxy Fund at October 31, 2000, the results of their operations, changes in their net assets and financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States.



                                         /S/SIGNATURE  ERNST & YOUNG LLP



Boston, Massachusetts
December 15, 2000



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